FAIR VALUE OF FINANCIAL INSTRUMENTS - Fair Value Hierarchy Levels (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 19,555	$ 15,798
Financial liabilities	100,015	80,371
At fair value | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,748	1,533
Financial liabilities	134	98
At fair value | Level 1 | Accounts payable and other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	134	98
At fair value | Level 1 | Subsidiary equity obligations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
At fair value | Level 1 | Government bonds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	11
At fair value | Level 1 | Corporate bonds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	127	175
At fair value | Level 1 | Fixed income securities and other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	20	36
At fair value | Level 1 | Common shares and warrants
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,586	1,309
At fair value | Level 1 | Loans and notes receivable
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
At fair value | Level 1 | Accounts receivable and other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	15	2
At fair value | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,007	1,787
Financial liabilities	3,003	1,911
At fair value | Level 2 | Accounts payable and other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	3,003	1,859
At fair value | Level 2 | Subsidiary equity obligations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		52
At fair value | Level 2 | Government bonds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	49	43
At fair value | Level 2 | Corporate bonds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	508	173
At fair value | Level 2 | Fixed income securities and other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	233	178
At fair value | Level 2 | Common shares and warrants
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
At fair value | Level 2 | Loans and notes receivable
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	62	51
At fair value | Level 2 | Accounts receivable and other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		1,342
At fair value | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	869	1,739	$ 1,691
Financial liabilities	2,263	1,449	$ 1,261
At fair value | Level 3 | Accounts payable and other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	704	62
At fair value | Level 3 | Subsidiary equity obligations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		1,387
At fair value | Level 3 | Government bonds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
At fair value | Level 3 | Corporate bonds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	7
At fair value | Level 3 | Fixed income securities and other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		291
At fair value | Level 3 | Common shares and warrants
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		1,273
At fair value | Level 3 | Loans and notes receivable
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 1	11
At fair value | Level 3 | Accounts receivable and other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		$ 157